Cover	Mar. 21, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 21, 2022
Entity File Number	001-39292
Entity Registrant Name	BUTTERFLY NETWORK, INC.
Entity Central Index Key	0001804176
Entity Tax Identification Number	84-4618156
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	530 Old Whitfield Street
Entity Address, City or Town	Guilford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06437
City Area Code	203
Local Phone Number	689-5650
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BFLY
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	BFLY WS
Security Exchange Name	NYSE